UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2008 to July 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Absolute Return Fund

Schedule of Investments

July 31, 2008 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (46.3%)
Commingled Funds (46.3%)
iPATH Dow Jones-AIG Commodity Index Total Return ETN*	7,050	$443,093
iShares Lehman 7-10 Year Treasury Bond Fund§	12,710	1,122,801
iShares MSCI Canada Index Fund§	30,280	946,856
iShares MSCI Emerging Markets Index§	10,473	446,673
iShares MSCI Switzerland Index Fund	8,500	201,110
iShares S&P 500 Index Fund	2,300	292,238
iShares S&P Latin America 40 Index Fund	6,300	318,150

TOTAL COMMON STOCKS (Cost $3,757,028)		3,770,921

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%

UNITED STATES AGENCY OBLIGATIONS (46.7%)
$400	Fannie Mae Discount Notes	(AAA, Aaa)	08/18/08	2.318	399,601
400	Fannie Mae Discount Notes	(AAA, Aaa)	12/15/08	2.621	396,260
550	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/08/08	2.025	549,784
500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/13/08	2.124	499,647
400	Freddie Mac Agency Obligations Notes	(AAA, Aaa)	12/29/08	2.741	395,875
600	Freddie Mac Agency Obligations Notes	(AAA, Aaa)	01/18/11	4.750	619,819
390	United States Treasury Notes	(AAA, Aaa)	06/30/11	5.125	415,015
500	United States Treasury Notes	(AAA, Aaa)	11/15/13	4.250	523,477

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,785,784)					3,799,478

	Par
	(000)

SHORT-TERM INVESTMENTS (26.2%)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 08/01/08	$535	535,000

	Number of
	Shares
State Street Navigator Prime Portfolio§§	1,599,098	1,599,098

TOTAL SHORT-TERM INVESTMENTS (Cost $2,134,098)		2,134,098

TOTAL INVESTMENTS AT VALUE (119.2%) (Cost $9,676,910)		9,704,497

LIABILITIES IN EXCESS OF OTHER ASSETS (-19.2%)		(1,565,123)

NET ASSETS (100.0%)		$8,139,374

INVESTMENT ABBREVIATION ETN = Exchange Traded Note
†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $9,676,910, $176,433, $(148,846) and $27,587, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Large Cap Value Fund

Schedule of Investments

July 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (99.8%)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc.*§	100	$9,899
General Dynamics Corp.	6,700	597,238
Goodrich Corp.	5,500	270,270
L-3 Communications Holdings, Inc.	100	9,869
Lockheed Martin Corp.	100	10,433
Northrop Grumman Corp.	14,000	943,460
Orbital Sciences Corp.*	200	5,002
Raytheon Co.	7,000	398,510
The Boeing Co.	11,000	672,210
United Technologies Corp.	29,800	1,906,604
		4,823,495
Air Freight & Couriers (0.1%)
Ryder System, Inc.	2,023	133,437
United Parcel Service, Inc. Class B	2,100	132,468
		265,905
Airlines (0.3%)
AMR Corp.*	1,000	9,030
Continental Airlines, Inc. Class B*§	9,200	126,316
Copa Holdings SA Class A	100	3,604
Southwest Airlines Co.	23,700	369,483
US Airways Group, Inc.*§	1,300	6,578
		515,011
Auto Components (0.5%)
Autoliv, Inc.	9,800	382,592
BorgWarner, Inc.§	10,200	411,264
Federal-Mogul Corp*	700	10,794
Johnson Controls, Inc.	5,000	150,800
TRW Automotive Holdings Corp.*	200	3,710
		959,160
Automobiles (0.2%)
Avis Budget Group, Inc.*	7,800	47,580
Ford Motor Co.*§	13,000	62,400
General Motors Corp.§	16,500	182,655
Hertz Global Holdings, Inc.*	97	827
Thor Industries, Inc.§	200	3,924
		297,386
Banks (9.4%)
Astoria Financial Corp.	8,772	196,230
BancorpSouth, Inc.	3,300	70,290
Bank of America Corp.	105,368	3,466,607
Bank of Hawaii Corp.	4,500	226,755
Bank of New York Mellon Corp.	53,100	1,885,050
BB&T Corp.§	15,300	428,706
Cullen/Frost Bankers, Inc.	5,500	290,070
CVB Financial Corp.§	400	4,528
Fifth Third Bancorp§	5,000	69,850
First BanCorp§	1,100	9,625
Fulton Financial Corp.§	6,384	67,287
Hudson City Bancorp, Inc.	78,628	1,435,747
Huntington Bancshares, Inc.§	12,603	88,473
National City Corp.§	22,694	107,343
New York Community Bancorp, Inc.§	21,400	355,668
Northern Trust Corp.	21,800	1,704,106
Old National Bancorp§	3,300	50,094
Popular, Inc.§	11,300	77,631
Provident Financial Services, Inc.	500	7,295
Regions Financial Corp.§	32,800	310,944

	Number of Shares	Value

COMMON STOCKS
Banks
SunTrust Banks, Inc.§	46,661	$1,915,901
Synovus Financial Corp.§	6,700	63,717
TCF Financial Corp.§	7,600	96,900
U.S. Bancorp	78,353	2,398,385
Valley National Bancorp§	4,000	78,960
Wachovia Corp.§	14,698	253,835
Washington Federal, Inc.§	3,889	72,335
Washington Mutual, Inc.§	34,600	184,418
Wells Fargo & Co.	101,900	3,084,513
Whitney Holding Corp.§	2,522	51,852
Wilmington Trust Corp.§	3,333	78,559
Zions Bancorporation§	4,141	121,207
		19,252,881
Beverages (3.3%)
Anheuser-Busch Companies, Inc.	4,600	311,696
Brown-Forman Corp. Class B	1,100	79,156
Dr. Pepper Snapple Group, Inc.*	2,300	47,541
Molson Coors Brewing Co. Class B	5,800	313,026
PepsiAmericas, Inc.	42,200	998,874
PepsiCo, Inc.	6,500	432,640
The Coca-Cola Co.	62,600	3,223,900
The Pepsi Bottling Group, Inc.	47,900	1,334,015
		6,740,848
Biotechnology (0.8%)
Amgen, Inc.*	4,600	288,098
Biogen Idec, Inc.*	4,000	279,040
Gilead Sciences, Inc.*	1,400	75,572
Invitrogen Corp.*§	24,500	1,086,575
		1,729,285
Building Products (0.2%)
Crane Co.	300	10,650
Lennox International, Inc.	4,800	171,360
Masco Corp.§	5,960	98,280
USG Corp.*§	2,874	82,484
		362,774
Chemicals (1.5%)
Air Products & Chemicals, Inc.	2,979	283,630
CF Industries Holdings, Inc.	800	130,768
E.I. du Pont de Nemours & Co.	1,500	65,715
Eastman Chemical Co.	5,556	333,138
Huntsman Corp.	2,900	39,150
Intrepid Potash, Inc.*	100	5,530
Lubrizol Corp.	4,100	204,180
Monsanto Co.	2,700	321,597
Olin Corp.	1,100	32,714
Praxair, Inc.	8,100	759,213
Rohm & Haas Co.	100	7,500
The Dow Chemical Co.	26,300	876,053
The Mosaic Co.	800	101,768
		3,160,956
Commercial Services & Supplies (1.3%)
Arbitron, Inc.§	300	14,100
Domtar Corp.*	14,800	84,360
DST Systems, Inc.*§	3,900	235,677
FTI Consulting, Inc.*	4,100	291,756
H&R Block, Inc.	22,500	547,425
Hewitt Associates, Inc. Class A*	200	7,370
MasterCard, Inc. Class A§	100	24,415
Republic Services, Inc.	4,200	136,687

	Number of Shares	Value

COMMON STOCKS
Commercial Services & Supplies
Robert Half International, Inc.	3,500	$88,515
Rollins, Inc.	100	1,708
Steelcase, Inc. Class A§	67,200	669,312
The Brink’s Co.	700	48,272
Valassis Communications, Inc.*	100	882
Waste Connections, Inc.*	300	10,917
Waste Management, Inc.	10,700	380,278
Weight Watchers International, Inc.	4,000	143,040
		2,684,714
Communications Equipment (0.6%)
Cisco Systems, Inc.*	11,700	257,283
Corning, Inc.	600	12,006
Motorola, Inc.	8,700	75,168
QUALCOMM, Inc.	14,000	774,760
Tellabs, Inc.*	10,800	55,512
		1,174,729
Computers & Peripherals (0.7%)
Dell, Inc.*	2,900	71,253
Hewlett-Packard Co.	9,600	430,080
International Business Machines Corp.	2,300	294,354
Lexmark International, Inc. Class A*	8,600	301,688
Seagate Technology	3,500	52,395
Western Digital Corp.*	6,100	175,619
		1,325,389
Construction & Engineering (0.1%)
Fluor Corp.	3,200	260,320
The Shaw Group, Inc.*	258	14,912
		275,232
Construction Materials (0.1%)
Vulcan Materials Co.§	3,200	205,408

Containers & Packaging (0.3%)
Crown Holdings, Inc.*	9,800	274,694
Owens-Illinois, Inc.*	5,343	225,688
Packaging Corp. of America	5,700	145,464
Smurfit-Stone Container Corp.*	3,800	21,698
		667,544
Diversified Financials (7.3%)
Allied Capital Corp.§	4,700	64,625
American Capital, Ltd.§	6,700	136,144
American Express Co.	27,800	1,031,936
AmeriCredit Corp.*§	2,300	20,171
Ameriprise Financial, Inc.	7,200	306,000
BlackRock, Inc.	1,400	303,394
Broadridge Financial Solutions, Inc.	2,700	55,890
Capital One Financial Corp.§	10,469	438,232
CapitalSource, Inc.§	4,200	48,804
CIT Group, Inc.§	13,200	111,936
Citigroup, Inc.§	125,400	2,343,726
Discover Financial Services	16,000	234,400
E*TRADE Financial Corp.*§	6,400	19,328
Eaton Vance Corp.	1,500	55,710
Fannie Mae§	10,400	119,600
Federated Investors, Inc. Class B	19,100	627,626
First Horizon National Corp.§	3,400	31,960
Franklin Resources, Inc.	3,900	392,379
Freddie Mac§	3,000	24,510
GLG Partners, Inc.§	300	2,769
Guaranty Financial Group, Inc.*§	1,300	4,303

	Number of Shares	Value

COMMON STOCKS
Diversified Financials
IndyMac Bancorp, Inc.§	3,600	$486
Invesco, Ltd.	10,700	249,203
Investment Technology Group, Inc.*	400	11,896
Janus Capital Group, Inc.§	15,900	482,406
Jefferies Group, Inc.§	3,700	70,263
JPMorgan Chase & Co.	43,300	1,759,279
Lehman Brothers Holdings, Inc.§	11,300	195,942
Marshall & Ilsley Corp.§	9,588	145,738
Merrill Lynch & Co., Inc.§	2,600	69,290
MF Global, Ltd.*§	1,500	9,735
Morgan Stanley	13,648	538,823
Nasdaq OMX Group, Inc.*§	13,400	372,118
NewAlliance Bancshares, Inc.	300	3,894
Nymex Holdings, Inc.	1,300	106,574
Principal Financial Group, Inc.	5,400	229,554
Raymond James Financial, Inc.§	9,300	268,770
State Street Corp.	13,900	995,796
T. Rowe Price Group, Inc.	15,100	903,735
The Charles Schwab Corp.	18,200	416,598
The Goldman Sachs Group, Inc.	7,800	1,435,512
Waddell & Reed Financial, Inc. Class A	8,700	290,580
Western Union Co.	3,400	93,976
		15,023,611
Diversified Telecommunication Services (4.1%)
AT&T, Inc.	146,605	4,516,900
CenturyTel, Inc.	1,000	37,190
EchoStar Corp. Class A*§	900	28,791
FairPoint Communications, Inc.§	2,644	18,349
NeuStar, Inc. Class A*	200	4,196
Qwest Communications International, Inc.§	37,700	144,391
Time Warner Cable, Inc. Class A*§	3,700	105,191
Verizon Communications, Inc.	100,200	3,410,808
Windstream Corp.§	19,200	228,864
		8,494,680
Electric Utilities (2.5%)
Alliant Energy Corp.	16,400	528,572
American Electric Power Company, Inc.	6,025	237,987
Cleco Corp.	1,200	30,156
Constellation Energy Group	2,300	191,268
Dominion Resources, Inc.	10,000	441,800
DPL, Inc.§	4,000	101,520
DTE Energy Co.§	5,800	237,684
Edison International	10,100	488,234
Energy East Corp.	4,700	117,453
Entergy Corp.	1,900	203,148
FirstEnergy Corp.	200	14,710
FPL Group, Inc.	15,000	967,950
Hawaiian Electric Industries, Inc.§	600	14,844
Mirant Corp.*	78	2,388
NSTAR	4,216	134,322
Ormat Technologies, Inc.	600	28,812
Pepco Holdings, Inc.	8,500	211,990
PG&E Corp.	5,600	215,768
Pinnacle West Capital Corp.	2,876	96,547
Portland General Electric Co.	200	4,698
PPL Corp.	2,190	102,842
Progress Energy, Inc.	4,800	203,088
Public Service Enterprise Group, Inc.	7,800	326,040
Puget Energy, Inc.	3,800	104,652
TECO Energy, Inc.	5,601	103,899
		5,110,372

	Number of Shares	Value

COMMON STOCKS
Electronic Equipment & Instruments (0.9%)
Avnet, Inc.*	5,900	$160,834
Energizer Holdings, Inc.*§	2,300	164,082
FLIR Systems, Inc.*	6,200	252,588
Intersil Corp. Class A	92	2,220
Jabil Circuit, Inc.	4,900	79,674
Sanmina-SCI Corp.*	14,000	24,780
Thermo Fisher Scientific, Inc.*	6,200	375,224
Tyco Electronics, Ltd.	16,700	553,438
Waters Corp.*	3,500	237,790
		1,850,630
Energy Equipment & Services (1.6%)
Atwood Oceanics, Inc.*	2,600	119,366
Baker Hughes, Inc.	4,500	373,095
Cameron International Corp.*	4,200	200,592
Complete Production Services, Inc.*	300	9,552
ENSCO International, Inc.§	376	25,997
Halliburton Co.	20,800	932,256
Helmerich & Payne, Inc.	5,500	325,215
Key Energy Services, Inc.*	2,400	38,544
Oceaneering International, Inc.*	4,600	278,944
Patterson-UTI Energy, Inc.§	12,600	358,092
Schlumberger, Ltd.	4,700	477,520
Superior Energy Services, Inc.*	2,400	113,832
Unit Corp.*	600	40,530
		3,293,535
Food & Drug Retailing (0.9%)
CVS Caremark Corp.	4,600	167,900
Flowers Foods, Inc.	3,600	108,252
Rite Aid Corp.*§	13,100	16,768
Ruddick Corp.	100	3,096
Safeway, Inc.	9,000	240,480
Sysco Corp.	32,400	918,864
Terra Industries, Inc.	600	32,605
The Kroger Co.	14,200	401,576
		1,889,541
Food Products (2.6%)
Bunge, Ltd.	4,300	425,356
Campbell Soup Co.	13,000	472,940
Corn Products International, Inc.	5,800	269,758
Dean Foods Co.*§	7,300	155,490
General Mills, Inc.	16,100	1,036,679
H.J. Heinz Co.	3,300	166,254
Hormel Foods Corp.	2,100	75,957
Kellogg Co.	5,100	270,606
Kraft Foods, Inc. Class A	54,500	1,734,190
McCormick & Co., Inc.	4,300	172,430
Sara Lee Corp.	7,400	101,084
Sensient Technologies Corp.	600	18,672
The Hershey Co.	9,300	341,961
The J.M. Smucker Co.	100	4,874
Tyson Foods, Inc. Class A	900	13,410
Wm. Wrigley Jr. Co.	1,722	135,969
		5,395,630
Forestry & Paper (0.0%)
Louisiana-Pacific Corp.§	1,200	10,152
MeadWestvaco Corp.	1,800	48,258
Weyerhaeuser Co.§	200	10,692
		69,102

	Number of Shares	Value

COMMON STOCKS
Gas Utilities (0.8%)
Atmos Energy Corp.	200	$5,294
MDU Resources Group, Inc.*	500	15,955
National Fuel Gas Co.	4,200	209,118
Nicor, Inc.§	700	27,874
Northwest Natural Gas Co.§	2,100	95,025
Piedmont Natural Gas Co., Inc.	1,000	26,780
Sempra Energy§	5,400	303,264
Southern Union Co.	300	7,836
Spectra Energy Corp.	900	24,453
UGI Corp.	30,600	828,036
WGL Holdings, Inc.	1,100	37,983
		1,581,618
Healthcare Equipment & Supplies (1.5%)
Applied Biosystems, Inc.	1,200	44,316
Baxter International, Inc.	2,800	192,108
Becton, Dickinson & Co.	300	25,473
Boston Scientific Corp.*	42,100	500,569
C. R. Bard, Inc.	100	9,284
Covidien, Ltd.	16,400	807,536
Edwards Lifesciences Corp.*§	5,400	338,472
Hill-Rom Holdings, Inc.§	1,700	47,753
Hillenbrand, Inc.	1,700	39,355
IMS Health, Inc.	9,400	196,460
Kinetic Concepts, Inc.*	7,000	244,650
Medtronic, Inc.	3,100	163,773
ResMed, Inc.*	300	11,346
Stryker Corp.	4,100	263,179
Varian Medical Systems, Inc.*	2,400	144,000
Zimmer Holdings, Inc.*	400	27,564
		3,055,838
Healthcare Providers & Services (1.5%)
Aetna, Inc.	22,300	914,523
AmerisourceBergen Corp.	4,200	175,854
Cardinal Health, Inc.	1,900	102,087
CIGNA Corp.	17,800	658,956
Community Health Systems, Inc.*	2,400	79,152
Covance, Inc.*	2,200	201,960
Express Scripts, Inc.*	200	14,108
Humana, Inc.*	2,800	122,948
Laboratory Corporation of America Holdings*	200	13,516
LifePoint Hospitals, Inc.*§	400	11,452
McKesson Corp.	2,200	123,178
Pediatrix Medical Group, Inc.*	100	4,865
Quest Diagnostics, Inc.§	6,500	345,540
UnitedHealth Group, Inc.	1,700	47,736
Universal Health Services, Inc. Class B	100	6,062
WellCare Health Plans, Inc.*	100	3,933
WellPoint, Inc.*	2,828	148,329
		2,974,199
Hotels, Restaurants & Leisure (0.8%)
Boyd Gaming Corp.§	400	3,992
Carnival Corp.	3,400	125,596
CEC Entertainment, Inc.*§	1,500	52,290
McDonald’s Corp.	19,800	1,183,842
Royal Caribbean Cruises, Ltd.	4,700	119,756
Sonic Corp.*§	600	9,054
Tim Hortons, Inc.	900	24,471
Wendy’s International, Inc.§	2,700	61,965
WMS Industries, Inc.*§	2,500	70,450

	Number of Shares	Value

COMMON STOCKS
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	200	$7,164
		1,658,580
Household Durables (1.0%)
American Greetings Corp. Class A§	11,200	165,984
D.R. Horton, Inc.	1,100	12,232
Dolby Laboratories, Inc. Class A*	100	4,069
Furniture Brands International, Inc.§	200	2,374
Leggett & Platt, Inc.§	3,900	76,050
Lennar Corp. Class A§	5,500	66,550
Mohawk Industries, Inc.*§	1,700	100,249
NVR, Inc.*§	1,100	607,552
Snap-on, Inc.	4,800	270,192
Tupperware Brands Corp.	13,900	542,100
Whirlpool Corp.§	2,900	219,530
		2,066,882
Household Products (1.4%)
Church & Dwight Co., Inc.	1,600	87,792
Clorox Co.	2,200	119,900
Colgate-Palmolive Co.	6,500	482,755
Kimberly-Clark Corp.	2,500	144,575
The Procter & Gamble Co.	30,700	2,010,236
		2,845,258
Industrial Conglomerates (3.1%)
3M Co.	3,300	232,287
Carlisle Companies, Inc.§	5,800	177,422
General Electric Co.	174,400	4,933,776
Honeywell International, Inc.	3,900	198,276
KBR, Inc.	5,361	152,789
Reynolds American, Inc.§	4,300	240,069
Textron, Inc.	2,200	95,634
Tyco International, Ltd.	7,900	352,024
		6,382,277
Insurance (8.9%)
ACE, Ltd.	19,731	1,000,362
Aflac, Inc.	41,900	2,330,059
Allied World Assurance Holdings, Ltd.	2,200	91,542
Ambac Financial Group, Inc.§	6,300	15,876
American Financial Group, Inc.	45,050	1,305,098
American International Group, Inc.	28,800	750,240
Aon Corp.	6,600	302,280
Arch Capital Group, Ltd.*	2,000	139,460
Arthur J. Gallagher & Co.	5,300	134,779
Assurant, Inc.	8,700	523,044
Axis Capital Holdings, Ltd.	3,500	110,880
Brown & Brown, Inc.	600	10,542
CNA Financial Corp.§	41,800	1,115,642
Endurance Specialty Holdings, Ltd.§	2,700	82,620
Erie Indemnity Co. Class A§	1,306	57,072
Everest Re Group, Ltd.	2,200	179,960
Fidelity National Financial, Inc. Class A§	1,000	13,360
First American Corp.§	1,200	30,240
Genworth Financial, Inc. Class A	5,900	94,223
Hanover Insurance Group, Inc.	1,767	75,840
Hartford Financial Services Group, Inc.	3,700	234,543
HCC Insurance Holdings, Inc.	300	6,795
Leucadia National Corp.§	6,523	292,035
Lincoln National Corp.	8,400	400,680
Loews Corp.	10,700	476,792
Markel Corp.*	364	132,132
Marsh & McLennan Companies, Inc.	500	14,125

	Number of Shares	Value

COMMON STOCKS
Insurance
MBIA, Inc.§	4,900	$29,057
MetLife, Inc.	23,700	1,203,249
MGIC Investment Corp.§	2,600	16,640
Nationwide Financial Services, Inc. Class A	100	4,635
Old Republic International Corp.	500	5,250
OneBeacon Insurance Group, Ltd.	900	16,290
PartnerRe, Ltd.	1,500	105,480
Prudential Financial, Inc.	13,200	910,404
Reinsurance Group of America, Inc.§	14,100	700,770
RenaissanceRe Holdings, Ltd.	2,900	147,523
SAFECO Corp.	1,035	68,476
StanCorp Financial Group, Inc.	15,000	740,850
The Allstate Corp.	4,300	198,746
The Chubb Corp.	21,800	1,047,272
The PMI Group, Inc.§	3,107	7,799
The Progressive Corp.	16,100	326,025
The Travelers Companies, Inc.	12,700	560,324
Torchmark Corp.	17,100	992,655
Transatlantic Holdings, Inc.§	624	36,155
Unitrin, Inc.	1,638	45,192
Unum Group	13,100	316,496
W.R. Berkley Corp.	30,600	722,772
White Mountains Insurance Group, Ltd.	300	130,950
XL Capital, Ltd. Class A§	2,468	44,152
		18,297,383
Internet Software & Services (0.1%)
IAC/InterActiveCorp*	8,500	148,410
McAfee, Inc.*	700	23,280
Sohu.com, Inc.*	300	22,632
		194,322
IT Consulting & Services (0.2%)
Accenture, Ltd. Class A	500	20,880
Automatic Data Processing, Inc.	5,500	234,905
Paychex, Inc.§	400	13,168
SAIC, Inc.*	3,500	66,115
Unisys Corp.*	5,900	21,771
		356,839
Leisure Equipment & Products (0.2%)
Callaway Golf Co.§	9,200	116,656
Mattel, Inc.	13,000	260,650
		377,306
Machinery (2.1%)
AGCO Corp.*	1,103	66,015
Caterpillar, Inc.	400	27,808
Cummins, Inc.	11,400	756,276
Deere & Co.	3,500	245,560
Dover Corp.	32,000	1,588,160
Eaton Corp.	2,000	142,080
Gardner Denver, Inc.*	2,300	104,880
Harsco Corp.	500	27,050
Illinois Tool Works, Inc.	15,900	744,915
Parker Hannifin Corp.	6,700	413,256
The Manitowoc Co., Inc.	5,300	139,708
The Timken Co.	3,800	125,476
		4,381,184

	Number of Shares	Value

COMMON STOCKS
Marine (0.0%)
Kirby Corp.*	500	$23,945

Media (3.4%)
Cablevision Systems Corp. Group A§	24,500	594,860
CBS Corp. Class B	21,900	358,284
Central European Media Enterprises, Ltd. Class A*§	100	8,325
Comcast Corp. Class A	10,700	220,634
DISH Network Corp. Class A*	8,500	250,070
Entercom Communications Corp. Class A§	200	1,226
Idearc, Inc.§	5,100	6,681
John Wiley & Sons, Inc. Class A	500	22,670
Liberty Media Corp. - Entertainment Series A*	2,200	54,164
News Corp. Class A	22,000	310,860
News Corp. Class B	45,000	657,450
Omnicom Group, Inc.	3,300	140,877
Regal Entertainment Group Class A§	20,100	334,665
Scripps Networks Interactive Class A§	12,700	514,858
The E.W. Scripps Co., Class A§	1,000	6,920
The Interpublic Group of Companies, Inc.*	11,700	102,843
The New York Times Co. Class A§	3,900	49,101
The Walt Disney Co.	61,300	1,860,455
Time Warner, Inc.	104,000	1,489,280
Viacom, Inc. Class A*	1,100	31,141
Warner Music Group Corp.§	400	3,336
		7,018,700
Metals & Mining (1.6%)
AK Steel Holding Corp.	5,000	317,500
Alcoa, Inc.	7,374	248,873
Alpha Natural Resources, Inc.*	9,000	890,550
Arch Coal, Inc.	3,700	208,347
CONSOL Energy, Inc.	1,100	81,829
Freeport-McMoRan Copper & Gold, Inc.	5,000	483,750
Massey Energy Co.	2,700	200,475
Nucor Corp.	4,100	234,602
Schnitzer Steel Industries, Inc. Class A§	2,100	189,504
Southern Copper Corp.§	6,100	169,458
Stillwater Mining Co.*§	3,400	32,300
United States Steel Corp.	600	96,216
Worthington Industries, Inc.§	3,100	54,994
		3,208,398
Multi-Utilities (0.0%)
Avista Corp.	100	2,262
Westar Energy, Inc.	400	8,832
		11,094
Multiline Retail (2.4%)
Big Lots, Inc.*§	13,900	423,394
BJ’s Wholesale Club, Inc.*§	7,800	292,734
Costco Wholesale Corp.	13,100	821,108
Family Dollar Stores, Inc.	12,300	286,590
Saks, Inc.*§	2,700	27,513
Sears Holdings Corp.*§	2,100	170,100
Wal-Mart Stores, Inc.	50,500	2,960,310
		4,981,749
Oil & Gas (16.8%)
Anadarko Petroleum Corp.	12,000	694,920
Apache Corp.	5,500	616,935
Berry Petroleum Co. Class A	100	4,304
Bill Barrett Corp.*	4,500	185,130
Bois d’Arc Energy, Inc.*	100	2,190
Chesapeake Energy Corp.§	1,900	95,285

	Number of Shares	Value

COMMON STOCKS
Oil & Gas
Chevron Corp.	113,700	$9,614,472
Cimarex Energy Co.	6,700	349,137
CNX Gas Corp.*	100	3,123
Comstock Resources, Inc.*	1,300	79,313
ConocoPhillips	42,500	3,468,850
Continental Resources, Inc.*	300	17,156
Devon Energy Corp.	3,000	284,670
El Paso Corp.	48,000	860,640
Enbridge Energy Partners, LP§	200	9,948
Enterprise Products Partners L.P.§	3,000	89,250
EOG Resources, Inc.	3,400	341,802
Exxon Mobil Corp.	153,200	12,321,876
Forest Oil Corp.*	300	17,109
Frontier Oil Corp.	9,800	178,850
Goodrich Petroleum Corp.*	100	4,585
Hess Corp.	2,000	202,800
Marathon Oil Corp.	20,600	1,019,082
Mariner Energy, Inc.*§	5,400	142,884
Murphy Oil Corp.	3,300	263,109
Newfield Exploration Co.*	200	9,796
Noble Energy	500	36,935
Occidental Petroleum Corp.	23,500	1,852,505
Pioneer Natural Resources Co.	300	17,835
Quicksilver Resources, Inc.*§	1,400	36,624
Range Resources Corp.	6,900	335,064
Stone Energy Corp.*	4,000	204,080
Teekay Corp.§	1,400	61,138
Tesoro Corp.§	2,400	37,056
The Williams Companies, Inc.	9,000	288,450
Valero Energy Corp.	2,100	70,161
W&T Offshore, Inc.	7,200	318,672
XTO Energy, Inc.	6,400	302,272
		34,438,008
Paper & Forest Products (0.1%)
International Paper Co.§	6,000	166,320
Rayonier Inc.	2,000	93,440
		259,760
Personal Products (0.1%)
Alberto-Culver Co.	2,900	77,807
Avon Products, Inc.	4,500	190,800
Sally Beauty Holdings, Inc.*	2,300	17,020
		285,627
Pharmaceuticals (4.1%)
Abbott Laboratories	9,700	546,498
Allergan, Inc.	8,700	451,791
Bristol-Myers Squibb Co.	10,500	221,760
Eli Lilly & Co.	19,800	932,778
Forest Laboratories, Inc.*	9,000	319,590
Hospira, Inc.*	1,300	49,608
Johnson & Johnson	36,600	2,506,002
Medco Health Solutions, Inc.*	2,400	118,992
Medicis Pharmaceutical Corp. Class A	1,200	22,032
Merck & Co., Inc.	16,047	527,946
Mylan, Inc.*	5,800	75,226
Perrigo Co.	1,900	66,937
Pfizer, Inc.	104,300	1,947,281
Sepracor, Inc.*§	20,700	361,836
Valeant Pharmaceuticals International*	2,000	34,428
Watson Pharmaceuticals, Inc.*	9,900	286,209
		8,468,914

	Number of Shares	Value

COMMON STOCKS
Real Estate (2.6%)
Alexandria Real Estate Equities, Inc.	1,000	$103,260
AMB Property Corp.§	3,100	151,776
Annaly Capital Management, Inc.	17,800	268,246
AvalonBay Communities, Inc.§	2,600	259,246
Boston Properties, Inc.	3,600	346,284
Brandywine Realty Trust	2,300	36,915
Camden Property Trust§	700	34,426
CBL & Associates Properties, Inc.§	2,000	38,840
Colonial Properties Trust§	700	13,972
Developers Diversified Realty Corp.	3,900	124,644
Digital Realty Trust, Inc.§	400	17,164
Douglas Emmett, Inc.§	3,700	87,061
Duke Realty Corp.	4,100	101,393
Equity Residential	9,100	392,847
Essex Property Trust, Inc.§	400	48,540
Federal Realty Investment Trust§	1,300	94,393
Forestar Real Estate Group, Inc.*§	600	10,848
General Growth Properties, Inc.§	3,600	98,676
HCP, Inc.§	7,400	266,918
Health Care REIT, Inc.	2,300	114,701
Host Hotels & Resorts, Inc.§	17,000	222,870
HRPT Properties Trust	6,600	46,266
iStar Financial, Inc.§	4,500	36,945
Kilroy Realty Corp.§	600	27,486
Kimco Realty Corp.§	6,800	239,972
Liberty Property Trust	2,700	98,280
Nationwide Health Properties, Inc.	2,600	96,486
Plum Creek Timber Co., Inc.§	4,000	194,880
ProLogis§	8,600	420,368
Public Storage	3,800	311,182
Regency Centers Corp.	2,300	136,850
SL Green Realty Corp.	1,800	150,012
UDR, Inc.§	3,900	99,606
Ventas, Inc.	3,400	152,524
Vornado Realty Trust§	4,400	418,308
		5,262,185
Road & Rail (0.2%)
CSX Corp.	1,700	114,886
J.B. Hunt Transport Services, Inc.§	7,600	281,048
Pacer International, Inc.	2,500	59,350
YRC Worldwide, Inc.*§	1,000	16,900
		472,184
Semiconductor Equipment & Products (1.0%)
Advanced Micro Devices, Inc.*§	7,500	31,575
Analog Devices, Inc.	23,700	723,087
Atmel Corp.*	9,800	34,594
Cree, Inc.*§	2,299	44,601
International Rectifier Corp.*	2,000	33,760
MEMC Electronic Materials, Inc.*	4,200	194,082
Microchip Technology, Inc.§	5,200	166,036
Micron Technology, Inc.*	18,500	89,355
QLogic Corp.*	17,000	320,280
Teradyne, Inc.*	17	159
Texas Instruments, Inc.	19,900	485,162
		2,122,691
Software (0.6%)
Activision Blizzard, Inc.*	1,800	64,764
Amdocs, Ltd.*	3,400	103,394
Autodesk, Inc.*	11,900	379,491
BMC Software, Inc.*	12,200	401,258
Oracle Corp.*	6,000	129,180

	Number of Shares	Value

COMMON STOCKS
Software
Sybase, Inc.*	200	$6,722
Symantec Corp.*	5,200	109,564
		1,194,373
Specialty Retail (2.5%)
Aaron Rents, Inc.	1,500	41,205
Abercrombie & Fitch Co. Class A§	4,300	237,446
Advance Auto Parts, Inc.	5,300	217,777
Aeropostale, Inc.*	2,400	77,400
AnnTaylor Stores Corp.*	6,500	146,575
AutoNation, Inc.*§	1,000	10,320
Circuit City Stores, Inc.§	3,400	6,868
Foot Locker, Inc.	14,900	224,394
Hanesbrands, Inc.*§	1,000	21,440
J. Crew Group, Inc.*§	3,500	100,660
Lowe’s Companies, Inc.	10,200	207,264
RadioShack Corp.§	53,300	889,044
Rent-A-Center, Inc.*	3,500	74,200
Ross Stores, Inc.	21,000	797,160
The Gap, Inc.	53,800	867,256
The Home Depot, Inc.	12,900	307,407
The TJX Companies, Inc.	25,000	842,750
United Rentals, Inc.*§	2,300	37,214
Williams-Sonoma, Inc.§	1,700	29,648
		5,136,028
Textiles & Apparel (0.3%)
Coach, Inc.*	3,400	86,734
Jones Apparel Group, Inc.	11	184
NIKE, Inc. Class B	10,500	616,140
		703,058
Tobacco (0.7%)
Altria Group, Inc.	60,200	1,225,070
Lorillard, Inc.	2,200	147,642
Philip Morris International, Inc.	300	15,495
UST, Inc.§	2,000	105,220
		1,493,427
Water Utilities (0.0%)
American Water Works Co, Inc.§	1,500	28,875
Aqua America, Inc.§	1,900	30,115
		58,990
Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*§	1,300	56,069
Telephone & Data Systems, Inc.	1,800	76,320
United States Cellular Corp.*	300	17,895
		150,284
TOTAL COMMON STOCKS (Cost $204,274,173)		205,028,919

SHORT-TERM INVESTMENTS (12.7%)
State Street Navigator Prime Portfolio§§	26,015,407	26,015,407

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.850%, 08/01/08	$140	140,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,155,407)		26,155,407

TOTAL INVESTMENTS AT VALUE (112.5%) (Cost $230,429,580)	$231,184,326

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.5%)	(25,605,386)

NET ASSETS (100.0%)	$205,578,940

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $230,429,580, $17,870,226, $(17,115,480) and $754,746, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Small Cap Core Fund

Schedule of Investments

July 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (100.1%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.*	2,100	$207,879
Applied Signal Technology, Inc.	3,900	57,096
Cubic Corp.	25,200	673,344
Curtiss-Wright Corp.§	18,900	994,896
GenCorp, Inc.*§	17,900	150,002
Kaman Corp.	7,900	198,132
Northrop Grumman Corp.	700	47,173
Orbital Sciences Corp.*	1,500	37,515
United Technologies Corp.	700	44,786
		2,410,823
Air Freight & Couriers (0.3%)
Hub Group, Inc. Class A*	10,200	396,372
United Parcel Service, Inc. Class B	900	56,772
		453,144
Airlines (0.2%)
Allegiant Travel Co*§	400	9,872
SkyWest, Inc.	15,600	237,432
		247,304
Auto Components (1.4%)
ArvinMeritor, Inc.§	1,000	13,810
ATC Technology Corp.*	8,400	211,008
Autoliv, Inc.	2,700	105,408
Cooper Tire & Rubber Co.§	23,000	211,830
Lear Corp.*	5,100	73,491
LKQ Corp.*	60,600	1,242,300
Midas, Inc.*	4,300	61,791
Spartan Motors, Inc.§	10,100	54,742
Standard Motor Products, Inc.	3,800	35,682
Superior Industries International, Inc.§	7,300	123,297
		2,133,359
Automobiles (0.1%)
Monaco Coach Corp.§	9,400	21,056
Winnebago Industries, Inc.§	8,400	107,184
		128,240
Banks (4.5%)
Anchor BanCorp Wisconsin, Inc.§	5,500	39,600
Astoria Financial Corp.	100	2,237
Bank Mutual Corp.	1,600	18,720
Bank of New York Mellon Corp.	1,800	63,900
BankAtlantic Bancorp, Inc. Class A§	15,200	20,672
Boston Private Financial Holdings, Inc.§	6,900	54,027
Brookline Bancorp, Inc.	2,000	19,500
Cascade Bancorp§	8,900	66,483
Central Pacific Financial Corp.§	25,500	282,285
Citizens Republic Bancorp, Inc.§	3,000	10,050
Columbia Banking System, Inc.§	5,700	86,127
Community Bank System, Inc.§	8,200	193,520
Corus Bankshares, Inc.§	7,400	28,934
CVB Financial Corp.§	900	10,188
Dime Community Bancshares	7,800	130,494
Downey Financial Corp.§	9,600	20,256
East West Bancorp, Inc.§	19,100	227,481
First BanCorp.§	22,000	192,500
First Commonwealth Financial Corp.§	20,000	228,000
First Financial Bancorp.	9,700	109,610
First Financial Bankshares, Inc.§	5,700	261,573
FirstFed Financial Corp.*§	7,300	58,400

	Number of Shares	Value

COMMON STOCKS
Banks
Flagstar Bancorp, Inc.§	8,800	$39,072
Frontier Financial Corp.§	15,400	177,870
Hancock Holding Co.§	2,000	89,780
Hanmi Financial Corp.§	12,100	64,130
Hudson City Bancorp, Inc.	19,900	363,374
Independent Bank Corp./MICH§	6,300	31,941
Irwin Financial Corp.§	6,000	24,660
Nara Bancorp, Inc.§	6,800	71,264
National Penn Bancshares, Inc.§	5,200	69,836
Old National Bancorp§	5,200	78,936
PrivateBancorp, Inc.§	8,800	260,040
Prosperity Bancshares, Inc.§	18,200	584,220
Provident Bankshares Corp.§	10,200	92,820
Sterling Bancorp NY	5,600	78,624
Sterling Bancshares, Inc.	22,900	222,588
Sterling Financial Corp.§	17,900	133,892
SunTrust Banks, Inc.	1,400	57,484
Susquehanna Bancshares, Inc.§	2,000	28,640
SVB Financial Group*§	14,000	806,260
The Colonial BancGroup, Inc.§	1,200	7,992
The South Financial Group, Inc.§	24,126	145,480
TrustCo Bank Corp. NY§	23,700	206,901
UCBH Holdings, Inc.§	23,700	106,887
UMB Financial Corp.	100	5,507
Umpqua Holdings Corp.§	18,600	252,588
United Community Banks, Inc.§	14,300	152,295
Webster Financial Corp.§	4,500	89,370
Whitney Holding Corp.§	19,500	400,920
Wilshire Bancorp, Inc.	5,500	67,760
Wintrust Financial Corp.§	2,000	41,300
		6,876,988
Beverages (0.8%)
Anheuser-Busch Companies, Inc.	3,400	230,384
Boston Beer Company, Inc. Class A*§	9,400	425,726
PepsiAmericas, Inc.	19,600	463,932
The Coca-Cola Co.	2,100	108,150
		1,228,192
Biotechnology (2.8%)
ArQule, Inc.*§	10,800	40,932
BioMarin Pharmaceutical, Inc.*	7,500	244,125
Cubist Pharmaceuticals, Inc.*	11,300	256,058
Enzo Biochem, Inc.*§	9,900	140,679
Exelixis, Inc.*§	1,700	11,900
Genentech, Inc.*	600	57,150
Gilead Sciences, Inc.*	900	48,582
IDEXX Laboratories, Inc.*§	20,600	1,102,100
Invitrogen Corp.*§	4,300	190,705
Kendle International, Inc.*	4,000	164,600
Martek Biosciences Corp.*§	14,100	530,301
OSI Pharmaceuticals, Inc.*§	4,900	257,887
Pharmanet Development Group, Inc.*	6,100	147,193
Regeneron Pharmaceuticals, Inc.*	22,200	485,958
Savient Pharmaceuticals, Inc.*§	13,800	366,804
ViroPharma, Inc.*§	3,932	48,403
XenoPort, Inc.*	3,100	142,042
		4,235,419
Building Products (0.7%)
Apogee Enterprises, Inc.§	8,900	153,792
Drew Industries, Inc.*§	5,700	84,360
Griffon Corp.*§	8,300	83,415
Insituform Technologies, Inc. Class A*§	8,700	150,423

	Number of Shares	Value

COMMON STOCKS
Building Products
NCI Building Systems, Inc.*§	500	$18,730
Simpson Manufacturing Co., Inc.§	11,500	276,115
Watsco, Inc.§	7,700	383,999
		1,150,834
Chemicals (2.1%)
A. Schulman, Inc.	8,500	197,455
Arch Chemicals, Inc.	1,500	48,038
Ashland, Inc.	1,000	41,770
Balchem Corp.	5,600	141,400
Cambrex Corp.*	9,100	69,251
CF Industries Holdings, Inc.	4,300	702,878
Chemtura Corp.	1,800	11,736
Eastman Chemical Co.	1,400	83,944
FMC Corp.	3,000	223,110
Georgia Gulf Corp.§	10,800	31,320
H.B. Fuller Co.§	2,000	50,000
Lubrizol Corp.	4,000	199,200
Material Sciences Corp.*	3,800	28,766
Monsanto Co.	600	71,466
NewMarket Corp.	3,100	191,456
Olin Corp.	15,000	446,100
OM Group, Inc.*	5,800	194,880
Omnova Solutions, Inc.*	13,300	35,777
Penford Corp.§	3,500	50,120
PolyOne Corp.*	29,100	218,250
Quaker Chemical Corp.	3,200	95,616
W.R. Grace & Co.*§	500	12,885
Zep, Inc.§	6,600	112,662
		3,258,080
Commercial Services & Supplies (4.5%)
Administaff, Inc.§	200	5,742
Angelica Corp.	3,000	65,820
Arbitron, Inc.§	1,800	84,600
Atlas Air Worldwide Holdings, Inc.*	14,100	678,633
Basin Water, Inc.*§	2,200	8,602
Bowne & Co., Inc.	8,500	109,905
Bristow Group, Inc.*	1,900	85,481
Career Education Corp.*§	900	16,506
CDI Corp.	4,200	86,436
Clean Harbors, Inc.*	6,900	538,476
Coinstar, Inc.*§	8,800	303,512
Con-way, Inc.	3,600	182,016
Consolidated Graphics, Inc.*	6,300	211,050
Corinthian Colleges, Inc.*§	1,700	26,775
Covanta Holding Corp.*	6,300	177,282
CPI Corp.§	1,700	23,409
CSG Systems International, Inc.*	12,400	219,976
Darling International, Inc.*	27,700	448,186
DeVry, Inc.	3,100	176,111
FactSet Research Systems, Inc.§	2,100	121,107
FTI Consulting, Inc.*	600	42,696
G&K Services, Inc. Class A	6,200	211,048
Gevity HR, Inc.§	7,400	55,130
Global Cash Access Holdings, Inc.*	2,100	12,579
H&R Block, Inc.	1,700	41,361
Headwaters, Inc.*§	13,100	171,741
Heidrick & Struggles International, Inc.§	5,400	153,144
Hewitt Associates, Inc. Class A*	3,300	121,605
HMS Holdings Corp.*	7,000	174,160
Iconix Brand Group, Inc.*§	16,300	195,600
Intermec, Inc.*§	600	11,292
Koppers Holdings, Inc.	7,400	319,754
Korn/Ferry International*	700	12,250

	Number of Shares	Value

COMMON STOCKS
Commercial Services & Supplies
Net 1 UEPS Technologies, Inc.*	500	$11,790
On Assignment, Inc.*	11,100	94,683
Pre-Paid Legal Services, Inc.*§	2,600	109,252
Spherion Corp.*	17,100	83,619
StarTek, Inc.*	3,600	32,472
Stericycle, Inc.*	3,400	203,150
Tetra Technologies, Inc.*	3,000	86,190
The Brink’s Co.	3,000	206,880
The Standard Register Co.	3,900	34,437
TrueBlue, Inc.*§	13,800	208,380
Universal Technical Institute, Inc.*§	6,500	95,420
Viad Corp.	6,500	198,120
Volt Information Sciences, Inc.*	4,200	58,254
Waste Management, Inc.	1,000	35,540
Watson Wyatt Worldwide, Inc. Class A	5,200	301,288
Weight Watchers International, Inc.	1,200	42,912
Wright Express Corp.*	3,600	95,580
		6,989,952
Communications Equipment (0.9%)
Arris Group, Inc.*	49,984	478,347
Bel Fuse, Inc. Class B§	3,700	104,932
Black Box Corp.	5,400	160,380
Catapult Communications Corp.*	3,000	22,200
Cisco Systems, Inc.*	2,100	46,179
Corning, Inc.	2,400	48,024
Digi International, Inc.*	8,100	81,972
DSP Group, Inc.*	8,800	62,128
Network Equipment Technologies, Inc.*§	9,100	26,572
PC-Tel, Inc.	6,500	67,795
Plantronics, Inc.	7,000	170,450
QUALCOMM, Inc.	1,300	71,942
Symmetricom, Inc.*	14,300	69,069
Tollgrade Communications, Inc.*	4,300	22,360
		1,432,350
Computers & Peripherals (0.8%)
Avid Technology, Inc.*§	9,500	210,045
Dell, Inc.*	1,600	39,312
Hewlett-Packard Co.	1,100	49,280
Hutchinson Technology, Inc.*§	7,400	109,816
Mercury Computer Systems, Inc.*	7,100	54,244
NCR Corp.*	7,400	198,764
Novatel Wireless, Inc.*§	9,900	92,565
Stratasys, Inc.*§	6,500	101,075
Synaptics, Inc.*§	6,400	308,608
		1,163,709
Construction & Engineering (0.5%)
Dycom Industries, Inc.*	1,000	15,870
EMCOR Group, Inc.*	2,000	60,240
Fluor Corp.	3,800	309,130
Perini Corp.*	5,200	142,272
The Shaw Group, Inc.*	3,700	213,860
		741,372
Construction Materials (0.1%)
Texas Industries, Inc.§	1,800	93,060

Containers & Packaging (0.5%)
Crown Holdings, Inc.*	2,000	56,060
Greif, Inc. Class A	100	6,084
Myers Industries, Inc.	8,900	99,680

	Number of Shares	Value

COMMON STOCKS
Containers & Packaging
Rock-Tenn Co. Class A	18,400	$654,120
		815,944
Distributors (0.4%)
Pool Corp.§	15,000	331,200
Spectrum Brands, Inc.*§	12,800	32,256
The Andersons, Inc.§	5,000	227,250
		590,706
Diversified Financials (2.2%)
American Express Co.	1,200	44,544
Bankrate, Inc.*§	4,200	132,090
BlackRock, Inc.§	500	108,355
Broadridge Financial Solutions, Inc.	4,000	82,800
Citigroup, Inc.	1,900	35,511
FCStone Group, Inc.*§	4,600	88,596
Federated Investors, Inc. Class B	6,000	197,160
Financial Federal Corp.§	8,000	184,400
First Cash Financial Services, Inc.*	8,200	156,374
Franklin Resources, Inc.	600	60,366
Greenhill & Company, Inc.§	3,300	202,719
Guaranty Financial Group, Inc.*§	11,000	36,410
IndyMac Bancorp, Inc.§	2,500	337
Investment Technology Group, Inc.*	3,900	115,986
LaBranche & Company, Inc.*	17,100	118,161
MF Global, Ltd.*§	7,100	46,079
Morgan Stanley	300	11,844
National Financial Partners Corp.§	12,200	254,370
Nelnet, Inc. Class A§	1,000	10,780
NYSE Euronext	800	37,792
optionsXpress Holdings, Inc.	12,400	307,644
Portfolio Recovery Associates, Inc.*§	4,100	163,467
Raymond James Financial, Inc.§	1,400	40,460
Rewards Network, Inc.*§	8,400	41,748
State Street Corp.	900	64,476
SWS Group, Inc.	6,900	130,548
T. Rowe Price Group, Inc.§	3,900	233,415
The Charles Schwab Corp.	5,200	119,028
The First Marblehead Corp.§	1,600	4,016
The Goldman Sachs Group, Inc.	400	73,616
Waddell & Reed Financial, Inc. Class A	2,900	96,860
World Acceptance Corp.*§	4,600	150,696
		3,350,648
Diversified Telecommunication Services (0.2%)
Cbeyond, Inc.*§	600	10,308
CenturyTel, Inc.	5,100	189,669
Ditech Networks, Inc.*§	8,700	17,226
FairPoint Communications, Inc.§	10,000	69,400
General Communication, Inc. Class A*§	1,900	17,043
PAETEC Holding Corp.*§	1,900	11,191
		314,837
Electric Utilities (1.4%)
Black Hills Corp.	3,600	116,172
Central Vermont Public Service Corp.	3,200	70,528
CH Energy Group, Inc.§	4,200	152,250
Edison International	1,700	82,178
El Paso Electric Co.*	30,800	636,328
FirstEnergy Corp.	1,000	73,550
Hawaiian Electric Industries, Inc.§	14,500	358,730
ITC Holdings Corp.	3,700	192,844
Ormat Technologies, Inc.§	4,200	201,684
PG&E Corp.	1,000	38,530

	Number of Shares	Value

COMMON STOCKS
Electric Utilities
UIL Holdings Corp.§	7,900	$247,112
		2,169,906
Electronic Equipment & Instruments (6.4%)
Acuity Brands, Inc.§	13,800	563,868
American Superconductor Corp.*§	500	19,745
Analogic Corp.	3,700	270,766
Anixter International, Inc.*§	2,600	176,878
Baldor Electric Co.§	200	6,810
Belden, Inc.	7,000	258,440
Benchmark Electronics, Inc.*	28,200	412,848
Brady Corp. Class A	200	7,334
C&D Technologies, Inc.*§	8,100	65,043
Checkpoint Systems, Inc.*	2,000	42,140
CTS Corp.	10,600	136,316
Daktronics, Inc.	2,000	35,700
Electro Scientific Industries, Inc.*	8,400	131,376
EnerSys*	15,400	497,112
Exar Corp.*§	13,400	103,180
FLIR Systems, Inc.*§	36,200	1,474,788
Greatbatch, Inc.*§	7,200	147,312
II-VI, Inc.*	100	3,846
Ingram Micro, Inc.*	10,400	191,672
Intevac, Inc.*	6,700	71,355
Itron, Inc.*	100	9,233
Jabil Circuit, Inc.	1,300	21,138
Keithley Instruments, Inc.	4,300	40,420
Kopin Corp.*§	21,500	69,445
Littelfuse, Inc.*	6,800	217,328
LoJack Corp.*	5,500	33,770
Magnetek, Inc.*§	9,400	43,710
Methode Electronics, Inc.	11,900	133,161
Mettler-Toledo International, Inc.*	1,900	204,269
Molex, Inc.	14,500	355,685
MTS Systems Corp.	4,800	201,072
Newport Corp.*	11,300	118,537
Park Electrochemical Corp.§	6,400	162,176
Photon Dynamics, Inc.*	5,600	83,440
Planar Systems, Inc.*§	5,700	12,312
Plexus Corp.*	14,800	421,800
Regal-Beloit Corp.	10,600	442,550
Riverbed Technology, Inc.*§	900	14,283
Rofin-Sinar Technologies, Inc.*	3,700	125,282
ScanSource, Inc.*	400	12,276
Technitrol, Inc.	14,700	206,094
Teledyne Technologies, Inc.*	2,100	132,090
Thermo Fisher Scientific, Inc.*	1,000	60,520
Trimble Navigation, Ltd.*§	14,100	468,120
TTM Technologies, Inc.*	11,900	133,875
Varian, Inc.*	8,600	424,840
Veeco Instruments, Inc.*§	10,000	162,800
Vicor Corp§	6,000	65,400
Woodward Governor Co.	19,300	868,500
		9,860,655
Energy Equipment & Services (4.2%)
Atwood Oceanics, Inc.*	25,400	1,166,114
Diamond Offshore Drilling, Inc.§	600	71,580
Dril-Quip, Inc.*	900	48,726
Gulf Island Fabrication, Inc.	3,400	150,790
GulfMark Offshore, Inc.*	5,200	260,936
Halliburton Co.	1,300	58,266
Helmerich & Payne, Inc.	7,000	413,910
ION Geophysical Corp.*§	2,700	43,119
Lufkin Industries, Inc.	7,200	642,240

	Number of Shares	Value

COMMON STOCKS
Energy Equipment & Services
Matrix Service Co.*	8,200	$185,074
NATCO Group, Inc. Class A*§	8,600	409,790
Oceaneering International, Inc.*	15,300	927,792
Oil States International, Inc.*	9,900	543,312
Schlumberger, Ltd.	700	71,120
Superior Well Services, Inc.*§	4,900	155,624
Tidewater, Inc.	3,600	215,784
Unit Corp.*	3,800	256,690
W-H Energy Services, Inc.*	9,200	842,076
		6,462,943
Food & Drug Retailing (2.2%)
Casey’s General Stores, Inc.	18,000	442,800
Flowers Foods, Inc.	56,800	1,707,976
Longs Drug Stores Corp.§	7,000	327,250
Nash Finch Co.§	4,000	157,880
PetMed Express, Inc.*§	7,500	108,750
Spartan Stores, Inc.	6,900	164,151
Sysco Corp.	2,800	79,408
Terra Industries, Inc.	5,700	307,800
The Great Atlantic & Pacific Tea Co., Inc.*§	3,400	54,094
The Kroger Co.	200	5,656
		3,355,765
Food Products (1.4%)
Corn Products International, Inc.	4,200	195,342
Del Monte Foods Co.	14,100	119,709
General Mills, Inc.	700	45,073
Green Mountain Coffee Roasters, Inc.*§	4,700	170,845
Hormel Foods Corp.	5,700	206,169
J & J Snack Foods Corp.§	4,400	139,348
Kraft Foods, Inc. Class A	6,100	194,102
Lance, Inc.§	9,800	180,320
Peet’s Coffee & Tea, Inc.*§	3,900	76,011
Ralcorp Holdings, Inc.*§	7,300	393,908
Sanderson Farms, Inc.§	4,800	190,752
Sensient Technologies Corp.	200	6,224
TreeHouse Foods, Inc.*§	8,500	230,350
		2,148,153
Forestry & Paper (0.1%)
Chesapeake Corp*	6,600	11,880
Louisiana-Pacific Corp.	1,300	10,998
Neenah Paper, Inc.	2,000	37,360
Wausau Paper Corp.§	2,500	22,150
		82,388
Gas Utilities (1.9%)
Atmos Energy Corp.	8,900	235,583
Energen Corp.	1,000	60,200
MDU Resources Group, Inc.	5,100	162,741
National Fuel Gas Co.	3,400	169,286
Nicor, Inc.§	1,700	67,694
Northwest Natural Gas Co.§	10,800	488,700
ONEOK, Inc.	1,700	77,316
Piedmont Natural Gas Co., Inc.§	22,900	613,262
Southern Union Co.	7,200	188,064
The Laclede Group, Inc.§	6,900	292,629
UGI Corp.	20,300	549,318
WGL Holdings, Inc.	400	13,812
		2,918,605
Healthcare Equipment & Supplies (3.1%)
Abaxis, Inc.*§	6,800	135,252

	Number of Shares	Value

COMMON STOCKS
Healthcare Equipment & Supplies
Accuray, Inc.*§	1,600	$13,664
American Medical Systems Holdings, Inc.*	1,600	26,352
ArthroCare Corp.*§	8,100	171,234
BioLase Technology, Inc.*§	8,000	23,520
Bruker Corp.*	800	11,056
CONMED Corp.*	9,000	273,510
CryoLife, Inc.*§	7,900	107,361
Cyberonics, Inc.*§	7,100	196,102
Datascope Corp.	4,100	191,388
Haemonetics Corp.*	8,200	476,092
ICU Medical, Inc.*	3,900	110,877
Illumina, Inc.*§	1,200	111,888
Integra LifeSciences Holdings*§	4,700	214,602
Invacare Corp.§	10,100	237,653
Kensey Nash Corp.*	3,600	125,028
Kinetic Concepts, Inc.*	4,100	143,295
LCA-Vision, Inc.§	5,800	34,104
Mentor Corp.§	10,400	258,024
Meridian Bioscience, Inc.	13,199	343,306
Merit Medical Systems, Inc.*	7,500	151,575
Natus Medical, Inc.*§	7,500	174,075
Noven Pharmaceuticals, Inc.*§	7,800	96,876
Osteotech, Inc.*	5,500	31,680
Palomar Medical Technologies, Inc.*§	5,700	72,903
STERIS Corp.	8,800	300,696
SurModics, Inc.*§	4,900	206,241
Symmetry Medical, Inc.*	11,100	185,481
Theragenics Corp.*	10,400	37,648
Vital Signs, Inc.	2,400	175,560
Zoll Medical Corp.*	6,400	201,600
		4,838,643
Healthcare Providers & Services (3.7%)
Air Methods Corp.*§	3,400	97,478
Amedisys, Inc.*§	5,399	346,184
Amerigroup Corp.*	12,600	320,040
AMN Healthcare Services, Inc.*	9,500	179,550
AmSurg Corp.*	9,900	265,320
Apria Healthcare Group, Inc.*	7,200	138,312
Centene Corp.*	2,000	44,620
CIGNA Corp.	1,100	40,722
Cross Country Healthcare, Inc.*	9,600	153,120
Gentiva Health Services, Inc.*	7,800	199,212
Kindred Healthcare, Inc.*	6,200	167,214
LHC Group, Inc.*	4,500	126,090
MAXIMUS, Inc.	5,900	218,949
MedCath Corp.*	3,900	72,813
Molina Healthcare, Inc.*§	16,300	486,392
Odyssey HealthCare, Inc.*	10,300	97,026
Omnicell, Inc.*§	9,000	146,250
Owens & Minor, Inc.§	4,700	215,824
PARAXEL International Corp.*	32,300	944,129
Pediatrix Medical Group, Inc.*	4,200	204,330
Pharmaceutical Product Development, Inc.	6,300	240,282
RehabCare Group, Inc.*	5,700	94,392
Res-Care, Inc.*	8,000	146,880
Sunrise Senior Living, Inc.*	15,400	276,122
WellCare Health Plans, Inc.*	11,700	460,161
		5,681,412
Hotels, Restaurants & Leisure (2.8%)
Bob Evans Farms, Inc.§	7,000	200,480
Buffalo Wild Wings, Inc.*§	4,800	158,064
California Pizza Kitchen, Inc.*§	8,000	104,400
CBRL Group, Inc.§	10,500	253,785

	Number of Shares	Value

COMMON STOCKS
Hotels, Restaurants & Leisure
CEC Entertainment, Inc.*§	31,100	$1,084,146
Choice Hotels International, Inc.§	4,300	106,855
CKE Restaurants, Inc.	3,000	36,810
DineEquity, Inc.	3,400	78,540
Isle of Capri Casinos, Inc.*§	1,600	10,624
Jack in the Box, Inc.*	13,100	282,698
Landry’s Restaurants, Inc.§	3,900	56,823
Live Nation, Inc.*§	1,000	12,620
Lodgian, Inc.*	1,100	7,568
McDonald’s Corp.	1,000	59,790
Morgans Hotel Group Co.*§	800	11,592
Multimedia Games, Inc.*§	7,300	37,668
O’Charley’s, Inc.§	6,900	77,625
P.F. Chang’s China Bistro, Inc.*§	8,200	213,200
Panera Bread Co. Class A*§	9,400	470,940
Papa John’s International, Inc.*	12,300	347,967
Pinnacle Entertainment, Inc.*§	14,200	160,460
Red Robin Gourmet Burgers, Inc.*§	5,200	129,116
Ruby Tuesday, Inc.§	1,600	11,008
Ruth’s Hospitality Group, Inc.*§	6,300	30,051
Shuffle Master, Inc.*§	18,500	89,355
Sonic Corp.*§	2,000	30,180
Texas Roadhouse, Inc. Class A*§	2,000	18,560
The Steak N Shake Co.*§	8,900	61,321
Triarc Companies, Inc. Class B§	1,700	9,486
WMS Industries, Inc.*	7,200	202,896
		4,354,628
Household Durables (1.3%)
Bassett Furniture Industries, Inc.	3,600	42,804
Champion Enterprises, Inc.*§	24,400	96,380
Ethan Allen Interiors, Inc.§	8,700	218,370
Fleetwood Enterprises, Inc.*§	23,800	67,354
KB HOME§	7,700	135,443
Kimball International, Inc. Class B	1,100	11,781
La-Z-Boy, Inc.§	15,300	112,914
Lennar Corp. Class A§	4,900	59,290
Libbey, Inc.§	4,500	40,815
M/I Homes, Inc.§	3,800	72,010
Meritage Homes Corp.*§	9,500	171,475
NVR, Inc.*	500	276,160
Russ Berrie & Company, Inc.*	5,200	50,492
Skyline Corp.§	2,100	54,747
Snap-on, Inc.	3,000	168,870
Standard Pacific Corp.*§	20,300	67,802
Tupperware Brands Corp.	8,200	319,800
Universal Electronics, Inc.*§	2,000	45,440
		2,011,947
Household Products (0.1%)
Central Garden & Pet Co. Class A*§	22,400	93,632
The Procter & Gamble Co.	700	45,836
WD-40 Co.	800	27,336
		166,804
Industrial Conglomerates (0.5%)
3M Co.	1,100	77,429
General Electric Co.	2,100	59,409
Lydall, Inc.*	5,200	80,912
Standex International Corp.	3,900	85,371
Tredegar Corp.	6,700	109,746
Walter Industries, Inc.	3,900	408,993
		821,860

	Number of Shares	Value

COMMON STOCKS
Insurance (2.5%)
Aflac, Inc.	900	$50,049
American Financial Group, Inc.	6,400	185,408
Aon Corp.	400	18,320
Arthur J. Gallagher & Co.	3,000	76,290
Conseco, Inc.*	13,100	109,778
HealthExtras, Inc.*	2,000	60,020
Infinity Property & Casualty Corp.§	4,700	209,432
LandAmerica Financial Group, Inc.§	2,900	33,321
MetLife, Inc.	1,000	50,770
MGIC Investment Corp.§	200	1,280
Navigators Group, Inc.*	4,500	214,020
Philadelphia Consolidated Holding Corp.*	17,500	1,022,875
Presidential Life Corp.	6,700	107,468
ProAssurance Corp.*	600	29,364
Safety Insurance Group, Inc.	4,400	186,868
Selective Insurance Group, Inc.	21,900	473,040
StanCorp Financial Group, Inc.	100	4,939
State Auto Financial Corp.§	5,500	159,005
Stewart Information Services Corp.§	5,900	103,014
The Chubb Corp.	1,000	48,040
The Progressive Corp.	600	12,150
Tower Group, Inc.§	6,300	143,514
United Fire & Casualty Co.	8,900	241,813
W.R. Berkley Corp.	3,400	80,308
Zenith National Insurance Corp.	5,900	203,019
		3,824,105
Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*§	5,100	196,452
Coldwater Creek, Inc.*§	2,400	15,648
GSI Commerce, Inc.*	900	13,716
NutriSystem, Inc.§	9,600	165,216
School Specialty, Inc.*§	5,400	179,874
Stamps.com, Inc.*	4,900	66,689
		637,595
Internet Software & Services (0.7%)
Acme Packet, Inc.*§	1,500	7,290
Allscripts Heathcare Solutions, Inc.*§	1,200	14,460
eBay, Inc.*	1,400	35,238
Google, Inc. Class A*	100	47,375
InfoSpace, Inc.	10,800	101,952
j2 Global Communications, Inc.*	14,000	335,580
Perficient, Inc.*§	10,100	101,707
Sohu.com, Inc.*	6,200	467,976
United Online, Inc.	2,000	21,720
		1,133,298
IT Consulting & Services (0.7%)
Agilysys, Inc.§	7,100	85,200
Automatic Data Processing, Inc.	1,900	81,149
CACI International, Inc. Class A*	4,300	193,328
CIBER, Inc.*	16,700	118,069
IHS, Inc. Class A*	1,800	112,014
SI International Inc.*§	4,100	74,948
Sykes Enterprises, Inc.*	10,200	180,132
SYNNEX Corp.*§	5,300	123,808
Tyler Technologies, Inc.*§	10,800	172,584
		1,141,232
Leisure Equipment & Products (0.8%)
Arctic Cat, Inc.§	3,800	33,820
JAKKS Pacific, Inc.*§	10,200	224,196
MarineMax, Inc.*§	5,800	38,164

	Number of Shares	Value

COMMON STOCKS
Leisure Equipment & Products
Marvel Entertainment, Inc.*§	2,100	$72,870
Nautilus, Inc.	9,800	47,824
Polaris Industries, Inc.§	11,900	509,320
RC2 Corp.*	13,000	298,480
Smith & Wesson Holding Corp.*	2,400	10,776
Sturm, Ruger & Company, Inc.*	6,500	39,325
		1,274,775
Machinery (4.1%)
AGCO Corp.*	5,400	323,190
American Railcar Industries, Inc.§	600	13,200
Applied Industrial Technologies, Inc.	7,700	205,744
Briggs & Stratton Corp.§	15,300	207,162
CLARCOR, Inc.§	200	7,704
Columbus McKinnon Corp.*	6,800	174,828
Dionex Corp.*	10,400	723,008
Dover Corp.	1,400	69,482
EnPro Industries, Inc.*§	5,500	198,055
Esterline Technologies Corp.*	3,700	180,486
Flowserve Corp.	2,200	293,348
FreightCar America, Inc.§	3,300	125,697
Gardner Denver, Inc.*	27,800	1,267,680
Illinois Tool Works, Inc.	1,000	46,850
Kaydon Corp.§	10,200	483,684
Kennametal, Inc.	5,500	163,680
Lindsay Corp.§	3,600	332,172
MFRI, Inc.*	800	10,712
Mueller Industries, Inc.	15,100	387,617
Reliance Steel & Aluminum Co.	3,700	233,692
Robbins & Myers, Inc.	5,200	264,004
RSC Holdings, Inc.*§	5,400	51,462
Taylor Devices, Inc.*	2,600	16,068
The Manitowoc Co., Inc.	6,800	179,248
Titan International, Inc.§	3,800	175,598
Valmont Industries, Inc.	500	53,455
Wabash National Corp.§	9,700	90,210
		6,278,036
Marine (0.1%)
Kirby Corp.*	4,700	224,284

Media (0.8%)
4Kids Entertainment, Inc.	4,200	36,204
DISH Network Corp. Class A*	7,100	208,882
Harte-Hanks, Inc.§	9,300	115,413
Interactive Data Corp.	6,100	175,680
LodgeNet Interactive Corp.*§	2,000	6,960
Meredith Corp.§	3,600	92,016
Omnicom Group, Inc.	1,400	59,766
R.H. Donnelley Corp.*§	2,400	3,720
Radio One, Inc. Class D	26,700	26,433
Regal Entertainment Group Class A§	11,400	189,810
Scholastic Corp.§	6,100	157,319
Sonic Solutions*§	8,200	42,230
The E.W. Scripps Co., Class A§	3,033	20,988
The Walt Disney Co.	2,400	72,840
		1,208,261
Metals & Mining (5.0%)
A.M. Castle & Co.	5,200	105,248
AK Steel Holding Corp.	8,300	527,050
Alpha Natural Resources, Inc.*	14,500	1,434,775
Brush Engineered Materials, Inc.*	6,400	153,152
Century Aluminum Co.*§	7,700	457,534

	Number of Shares	Value

COMMON STOCKS
Metals & Mining
Cleveland-Cliffs, Inc.	1,000	$108,410
Compass Minerals International, Inc.	3,500	264,600
Gibraltar Industries Inc.§	9,300	147,033
GrafTech International, Ltd.*	11,000	257,950
Hecla Mining Co.*§	2,100	19,278
Massey Energy Co.	28,500	2,116,125
Olympic Steel, Inc.	2,800	142,380
Patriot Coal Corp.*	8,300	1,047,045
Stillwater Mining Co.*§	800	7,600
Worthington Industries, Inc.§	49,100	871,034
		7,659,214
Multi-Utilities (0.0%)
Avista Corp.	300	6,786
Duke Energy Corp.	2,300	40,434
		47,220
Multiline Retail (3.4%)
Big Lots, Inc.*§	115,900	3,530,314
BJ’s Wholesale Club, Inc.*§	30,400	1,140,912
Costco Wholesale Corp.	1,000	62,680
Dillard’s, Inc. Class A§	600	6,066
Dollar Tree, Inc.*	5,500	206,250
Fred’s, Inc. Class A§	12,500	160,750
Stein Mart, Inc.§	8,200	36,654
Tuesday Morning Corp.*	9,500	36,480
Wal-Mart Stores, Inc.	1,000	58,620
		5,238,726
Oil & Gas (2.7%)
Bois d’Arc Energy, Inc.*	20,000	438,000
BPZ Resources, Inc.*§	6,800	122,740
Cabot Oil & Gas Corp.	6,100	268,461
Chevron Corp.	1,000	84,560
Cimarex Energy Co.	900	46,899
Comstock Resources, Inc.*	3,900	237,939
ConocoPhillips	600	48,972
Continental Resources, Inc.*§	3,100	177,072
El Paso Corp.	4,100	73,513
Exxon Mobil Corp.	800	64,344
Frontier Oil Corp.	4,000	73,000
Helix Energy Solutions Group, Inc.*	7,700	245,861
Holly Corp.	1,800	51,444
Mariner Energy, Inc.*	8,400	222,264
Occidental Petroleum Corp.	1,000	78,830
Petroleum Development Corp.*	7,200	398,232
PetroQuest Energy, Inc.*§	11,900	248,353
Pioneer Drilling Co.*	15,100	239,939
St. Mary Land & Exploration Co.	1,600	68,096
Stone Energy Corp.*	8,500	433,670
Swift Energy Co.*	300	15,246
W&T Offshore, Inc.	10,500	464,730
		4,102,165
Personal Products (0.3%)
Chattem, Inc.*§	5,900	380,373
Mannatech, Inc.§	4,900	32,487
		412,860
Pharmaceuticals (0.8%)
Abbott Laboratories	1,100	61,974
Eli Lilly & Co.	1,400	65,954
InterMune, Inc.*	700	12,026
MannKind Corp.*§	2,100	7,623

	Number of Shares	Value

COMMON STOCKS
Pharmaceuticals
Merck & Co., Inc.	1,900	$62,510
Nektar Therapeutics*§	1,800	8,964
Obagi Medical Products, Inc.*§	1,500	14,280
Perrigo Co.	2,600	91,598
PharMerica Corp.*	8,300	196,295
Salix Pharmaceuticals, Ltd.*§	15,000	119,700
Sciele Pharma, Inc.§	11,000	205,150
Sepracor, Inc.*	6,000	104,880
Synutra International, Inc.*§	400	14,572
Watson Pharmaceuticals, Inc.*	6,500	187,915
		1,153,441
Real Estate (6.4%)
Acadia Realty Trust§	8,800	199,672
Ashford Hospitality Trust§	2,000	7,940
BioMed Realty Trust, Inc.	24,500	632,100
Colonial Properties Trust§	16,000	319,360
DiamondRock Hospitality Co.	32,900	303,338
EastGroup Properties, Inc.	8,000	371,200
Entertainment Properties Trust§	10,300	552,492
Essex Property Trust, Inc.§	8,300	1,007,205
Extra Space Storage, Inc.	24,800	351,416
Forestar Real Estate Group, Inc.*§	12,200	220,576
Home Properties, Inc.§	10,900	599,718
HRPT Properties Trust	1,400	9,814
Inland Real Estate Corp.§	18,000	269,100
Jones Lang LaSalle, Inc.	3,100	147,684
Kilroy Realty Corp.§	11,400	522,234
Kite Realty Group Trust§	9,100	113,022
LaSalle Hotel Properties§	13,300	302,043
Lexington Realty Trust	20,300	292,320
LTC Properties, Inc.	5,500	160,765
Medical Properties Trust, Inc.§	18,300	202,947
Mid-America Apartment Communities, Inc.	8,400	482,748
National Retail Properties, Inc.	25,100	530,614
Parkway Properties, Inc.	4,800	169,392
Pennsylvania Real Estate Investment Trust§	12,400	228,408
PS Business Parks, Inc.	4,800	252,480
Senior Housing Properties Trust	38,400	808,320
Sovran Self Storage, Inc.	7,300	305,213
Tanger Factory Outlet Centers, Inc.§	10,700	399,538
		9,761,659
Road & Rail (1.2%)
AMERCO*§	200	9,212
Arkansas Best Corp.§	14,800	549,672
Dollar Thrifty Automotive Group, Inc.*§	900	2,826
Forward Air Corp.§	2,000	73,180
Genesee & Wyoming, Inc. Class A*	9,300	376,371
Heartland Express, Inc.§	2,000	34,080
J.B. Hunt Transport Services, Inc.§	4,600	170,108
Knight Transportation, Inc.§	17,500	331,100
Landstar System, Inc.	700	35,406
Pacer International, Inc.§	700	16,618
Werner Enterprises, Inc.§	13,000	309,530
		1,908,103
Semiconductor Equipment & Products (3.7%)
Actel Corp.*	7,900	108,625
Adaptec, Inc.*	37,800	137,970
Advanced Energy Industries, Inc.*	10,400	143,728
Amkor Technology, Inc.*§	21,200	185,712
Analog Devices, Inc.	12,000	366,120
Applied Materials, Inc.	2,600	45,032

	Number of Shares	Value

COMMON STOCKS
Semiconductor Equipment & Products
ATMI, Inc.*	2,000	$45,060
Axcelis Technologies, Inc.*	32,000	160,640
Brooks Automation, Inc.*	3,100	24,211
Cabot Microelectronics Corp.*§	7,400	288,896
Cohu, Inc.	7,200	114,624
Cymer, Inc.*§	13,900	368,211
Diodes, Inc.*§	2,000	51,940
Entegris, Inc.*	26,300	166,479
FormFactor, Inc.*	600	10,440
Intel Corp.	2,100	46,599
Kulicke & Soffa Industries, Inc.*	16,800	106,848
Micrel, Inc.§	16,000	152,320
MKS Instruments, Inc.*	33,600	692,160
MPS Group, Inc.*	500	5,760
OmniVision Technologies, Inc.*§	18,200	199,290
ON Semiconductor Corp.*§	26,200	246,018
Pericom Semiconductor Corp.*	7,900	112,654
Photronics, Inc.*	13,100	55,675
PMC-Sierra, Inc.*§	2,100	15,204
QLogic Corp.*	37,300	702,732
Rudolph Technologies, Inc.*	9,600	83,808
Semtech Corp.*	12,100	176,297
Skyworks Solutions, Inc.*	4,100	38,786
Standard Microsystems Corp.*	7,100	188,292
Supertex, Inc.*§	4,000	120,040
Teradyne, Inc.*	14,800	138,676
Tessera Technologies, Inc.*§	600	10,452
Texas Instruments, Inc.	1,700	41,446
Ultratech, Inc.*	7,300	107,602
Varian Semiconductor Equipment Associates, Inc.*	49	1,432
Zoran Corp.*	26,300	217,501
		5,677,280
Software (3.7%)
ACI Worldwide, Inc.*§	600	11,736
Ansoft Corp.*	4,900	174,979
ANSYS, Inc.*	12,400	568,912
Aspen Technology, Inc.*	38,700	514,710
BMC Software, Inc.*	1,100	36,179
Captaris, Inc.*	8,200	27,552
Cognex Corp.§	4,200	79,170
Concur Technologies, Inc.*§	1,000	41,220
Epicor Software Corp.*§	18,600	125,736
EPIQ Systems, Inc.*§	9,800	114,464
FARO Technologies, Inc.*§	5,200	123,240
Gerber Scientific, Inc.*	7,400	87,838
Informatica Corp.*	2,300	37,237
JDA Software Group, Inc.*	8,500	145,095
Manhattan Associates, Inc.*	7,700	188,958
MICROS Systems, Inc.*	27,700	877,536
MicroStrategy, Inc. Class A*	4,200	253,848
Parametric Technology Corp.*	11,500	222,755
Phoenix Technologies, Ltd.*	8,700	105,009
Progress Software Corp.*	4,400	129,492
Quality Systems, Inc.§	5,400	177,390
Radiant Systems, Inc.*	8,500	96,985
RadiSys Corp.*	7,000	81,060
Salesforce.com, Inc.*	100	6,379
Secure Computing Corp.*§	18,000	70,740
Smith Micro Software, Inc.*§	9,600	69,120
SPSS, Inc.*§	5,000	165,250
Sybase, Inc.*	7,300	245,353
Take-Two Interactive Software, Inc.*	30,400	693,120
THQ, Inc.*§	2,700	40,986
TIBCO Software, Inc.*	1,800	14,778

	Number of Shares	Value

COMMON STOCKS
Software
TradeStation Group, Inc.*	8,800	$94,864
VASCO Data Security International, Inc.*	900	12,312
VeriFone Holdings, Inc.*§	900	13,464
		5,647,467
Specialty Retail (7.4%)
Aaron Rents, Inc.	2,300	63,181
Abercrombie & Fitch Co. Class A	1,100	60,742
Advance Auto Parts, Inc.	500	20,545
Aeropostale, Inc.*§	94,100	3,034,725
Barnes & Noble, Inc.§	6,500	153,790
bebe Stores, Inc.§	1,100	11,407
Best Buy Co., Inc.	800	31,776
Big 5 Sporting Goods Corp.§	6,900	55,131
Building Materials Holding Corp.	9,400	17,484
Cabela’s, Inc.*§	11,200	130,144
Cato Corp. Class A	9,200	164,588
Charlotte Russe Holding, Inc.*§	6,500	84,240
Chico’s FAS, Inc.*§	1,800	10,026
Christopher & Banks Corp.§	11,700	101,790
Foot Locker, Inc.	16,500	248,490
GameStop Corp. Class A*	200	8,102
Genesco, Inc.*§	5,700	167,580
Hanesbrands, Inc.*	4,700	100,768
Haverty Furniture Companies, Inc.§	6,700	76,514
Hibbett Sports, Inc.*§	8,900	187,345
Hot Topic, Inc.*	13,600	85,544
Jo-Ann Stores, Inc.*§	7,900	173,563
Jos. A. Bank Clothiers, Inc.*§	5,700	127,680
Lawson Products, Inc.	1,300	38,116
Lithia Motors, Inc. Class A§	5,100	23,715
Men’s Wearhouse, Inc.§	11,500	228,965
OfficeMax, Inc.	600	7,656
RadioShack Corp.	132,300	2,206,764
Rent-A-Center, Inc.*	17,000	360,400
Ross Stores, Inc.	30,000	1,138,800
Select Comfort Corp.*	14,100	27,918
Stage Stores, Inc.	12,000	177,840
The Buckle, Inc.§	12,000	617,640
The Dress Barn, Inc.*§	13,200	212,916
The Finish Line, Inc. Class A	15,229	165,234
The Gap, Inc.	3,700	59,644
The Pep Boys-Manny, Moe & Jack§	13,000	95,940
The Talbots, Inc.§	900	12,609
The TJX Companies, Inc.	2,700	91,017
Tractor Supply Co.*§	11,700	444,717
Urban Outfitters, Inc.*	400	13,204
Zale Corp.*§	11,300	249,956
Zumiez, Inc.*§	5,100	75,276
		11,363,482
Textiles & Apparel (1.3%)
Brown Shoe Co., Inc.§	15,300	246,942
Coach, Inc.*	400	10,204
Crocs, Inc.*§	26,800	118,992
Deckers Outdoor Corp.*	2,100	237,321
K-Swiss, Inc. Class A§	800	12,368
Maidenform Brands, Inc.*§	5,900	90,329
Movado Group, Inc.§	11,600	249,400
NIKE, Inc. Class B	1,000	58,680
Oxford Industries, Inc.§	2,500	52,600
Perry Ellis International, Inc.*	3,600	78,300
Quiksilver, Inc.*	38,600	296,062
Skechers U.S.A., Inc. Class A*	600	11,340
True Religion Apparel, Inc.*§	5,000	129,200

	Number of Shares	Value

COMMON STOCKS
Textiles & Apparel
UniFirst Corp.	4,500	$201,465
Volcom, Inc.*§	600	10,764
Warnaco Group, Inc.*§	4,000	167,800
Wolverine World Wide, Inc.	2,000	53,460
		2,025,227
Tobacco (0.3%)
Alliance One International, Inc.*§	29,500	131,865
Schweitzer-Mauduit International, Inc.	4,900	91,189
Universal Corp.§	4,400	227,128
		450,182
Water Utilities (0.1%)
American States Water Co.§	5,300	191,436

Wireless Telecommunication Services (0.0%)
Centennial Communications Corp.*	2,100	16,884
GoAmerica, Inc.*§	2,200	16,236
		33,120
TOTAL COMMON STOCKS (Cost $152,133,628)		153,881,838

RIGHTS (0.0%)
Banks (0.0%)
Standard Pacific Corp., strike price $3.05, expires 8/22/08* (Cost $0)	20,300	3,857

SHORT-TERM INVESTMENT (21.8%)
State Street Navigator Prime Portfolio§§ (Cost $33,488,480)	33,488,480	33,488,480

TOTAL INVESTMENTS AT VALUE (121.9%) (Cost $185,622,108)		187,374,175

LIABILITIES IN EXCESS OF OTHER ASSETS (-21.9%)		(33,638,909)

NET ASSETS (100.0%)		$153,735,266

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $185,622,108 $15,763,075, $(14,011,008) and $1,752,067, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 26, 2008